Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Schedule of Current and Deferred Portions of Income Tax Expenses [Abstract]
Current income tax expense/(benefit)	¥ 73			¥ (20)
Deferred tax benefit	1,201	$ 174	(801)	(907)
Income tax credit, net	¥ 1,274	$ 185	¥ (801)	¥ (927)